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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 32.2%
		Agriculture: 0.8%
$5,613,000		Altria Group, Inc., 9.250%, due 08/06/19	$6,011,478
9,999,000		Altria Group, Inc., 10.200%, due 02/06/39	10,238,556
620,000		Philip Morris International, Inc., 5.650%, due 05/16/18	617,121
5,025,000		Philip Morris International, Inc., 6.875%, due 03/17/14	5,444,201
			22,311,356
		Banks: 8.3%
7,880,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.588%, due 12/31/49	3,659,031
35,735,000		Bank of America Corp., 2.100%, due 04/30/12	35,834,165
15,465,000	C	Bank of America Corp., 8.000%, due 12/29/49	6,200,382
3,090,000	@@, C	Bank of Ireland, 1.482%, due 12/29/49	772,500
1,220,000	@@, C, L	Bank of Scotland PLC, 2.750%, due 12/31/49	564,250
2,120,000	@@, C	Barclays Bank PLC, 1.875%, due 08/29/49	848,000
10,438,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	8,221,459
4,880,000	@@, C	BNP Paribas, 1.928%, due 09/29/49	1,180,013
32,468,000		Citigroup, Inc., 2.125%, due 04/30/12	32,601,508
10,307,000		Citigroup, Inc., 5.000%, due 09/15/14	6,839,973
7,912,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	1,029,090
10,715,000		Fifth Third Bancorp., 8.250%, due 03/01/38	6,579,417
3,650,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	3,436,125
10,115,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	9,743,365
6,202,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	5,649,098
5,985,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 1.300%, due 07/29/49	2,154,600
8,910,000	@@, C	HSBC Bank PLC, 1.913%, due 06/29/49	3,653,100
3,026,000		JPMorgan Chase & Co., 4.750%, due 05/01/13	2,935,834
4,889,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	4,580,563
5,540,000	@@, C	Lloyds TSB Bank PLC, 1.438%, due 11/29/49	1,800,500
6,070,000	@@, C	Lloyds TSB Bank PLC, 1.877%, due 08/29/49	1,972,750
6,810,000	@@, C	Lloyds TSB Bank PLC, 2.125%, due 11/29/49	2,213,250
12,750,000		Morgan Stanley, 2.250%, due 03/13/12	12,858,260
2,296,000	C	Morgan Stanley, 5.300%, due 03/01/13	2,209,652
2,877,000		Morgan Stanley, 6.000%, due 04/28/15	2,719,602
10,728,000	C	Morgan Stanley, 6.750%, due 04/15/11	10,741,292
20,734,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	14,253,918
760,000	@@, C	National Westminster Bank PLC, 1.563%, due 11/29/49	220,400
1,140,000	@@, C, L	National Westminster Bank PLC, 2.000%, due 08/29/49	342,000
11,980,000	@@, C	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	3,093,152
2,860,000	@@, C	Societe Generale, 2.625%, due 11/29/49	1,723,882
17,277,000		State Street Corp., 2.150%, due 04/30/12	17,360,914
8,821,000		Wachovia Bank NA, 6.600%, due 01/15/38	6,995,494
6,681,000		Wachovia Corp., 5.500%, due 05/01/13	6,165,715
5,918,000	C	Wells Fargo & Company, 7.980%, due 02/28/49	2,784,804
3,410,000	@@, C	Westpac Banking Corp., 1.913%, due 09/30/49	1,756,399
			225,694,457
		Beverages: 0.5%
7,979,000	#, C	Anheuser-Busch Cos., Inc., 7.750%, due 01/15/19	7,969,345
3,790,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	3,582,945
1,606,000	C	Dr Pepper Snapple Group, Inc., 7.450%, due 05/01/38	1,418,096
			12,970,386
		Chemicals: 0.2%
1,510,000	Z	Stauffer Chemical, 9.940%, due 04/15/10	1,368,114
3,180,000	Z	Stauffer Chemical, 19.980%, due 04/15/17	1,209,194
2,620,000	Z	Stauffer Chemical, 21.440%, due 04/15/18	883,277
5,382,000		Union Carbide Corp., 7.750%, due 10/01/96	2,420,011
			5,880,596
		Computers: 0.4%
7,041,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	7,126,020
5,066,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	4,302,351
			11,428,371
		Diversified Financial Services: 4.8%
13,709,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	5,415,727
6,135,000		American Express Co., 7.000%, due 03/19/18	5,420,555
4,859,000		American Express Credit Corp., 7.300%, due 08/20/13	4,514,487
7,273,000		Caterpillar Financial Services, 6.125%, due 02/17/14	7,070,280
8,703,000		Caterpillar Financial Services, 7.150%, due 02/15/19	7,973,784
3,403,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	2,625,343
5,861,000		Countrywide Financial Corp., 5.800%, due 06/07/12	5,093,449
7,753,000		FIA Card Services NA, 6.625%, due 06/15/12	7,200,444
6,198,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	4,762,506
16,876,000		General Electric Capital Corp., 2.200%, due 06/08/12	16,997,963
17,070,000		General Electric Capital Corp., 2.250%, due 03/12/12	17,200,807
7,666,000		General Electric Capital Corp., 5.875%, due 01/14/38	5,491,232
14,301,000		General Electric Capital Corp., 6.875%, due 01/10/39	11,696,030
11,976,000		International Lease Finance Corp., 6.625%, due 11/15/13	6,639,183
6,907,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	6,907,359
3,245,000		Merrill Lynch & Co., Inc., 4.250%, due 02/08/10	3,062,917
6,882,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	7,979,885
681,463	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	667,344

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$30,862,493	#, S, Z	Toll Road Investors Partnership II LP, 27.470%, due 02/15/45	$2,806,172
4,098,000	#, ±, C	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49	5,942
			129,531,409
		Electric: 2.9%
1,760,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	1,797,748
13,524,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	12,678,371
4,306,000	C	DTE Energy Co., 7.050%, due 06/01/11	4,349,667
3,056,000	C	Duke Energy Corp., 6.300%, due 02/01/14	3,131,752
3,534,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	3,460,892
3,197,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	3,127,389
2,236,000	C	Jersey Central Power and Light, 7.350%, due 02/01/19	2,288,872
945,336	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	857,345
6,504,000	C	Metropolitan Edison, 7.700%, due 01/15/19	6,609,469
2,398,000	C	Nevada Power Co., 7.125%, due 03/15/19	2,358,431
9,278,000	C	NorthWestern Corp., 5.875%, due 11/01/14	9,374,872
4,673,000	#, C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	4,589,765
6,356,000	#, C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	6,035,321
3,317,000	C	Progress Energy, Inc., 6.050%, due 03/15/14	3,344,604
2,607,000	C	Progress Energy, Inc., 7.050%, due 03/15/19	2,660,795
5,053,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	5,114,864
6,562,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	5,866,513
			77,646,670
		Energy - Alternate Sources: 0.0%
4,000,000		Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
617,699		Greater Ohio Ethanol, LLC, 7.560%, due 03/20/14	62
4,900,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
			62
		Food: 0.6%
8,493,000		Kraft Foods, Inc., 6.125%, due 02/01/18	8,526,564
3,278,000		Kraft Foods, Inc., 6.125%, due 08/23/18	3,291,666
1,994,000		Kraft Foods, Inc., 6.500%, due 08/11/17	2,056,594
2,893,000	C	Safeway, Inc., 6.250%, due 03/15/14	3,038,937
			16,913,761
		Forest Products & Paper: 0.1%
1,563,000	C	International Paper Co., 7.400%, due 06/15/14	1,290,702
			1,290,702
		Healthcare - Services: 0.5%
11,340,000	#, C	Roche Holdings, Inc., 5.000%, due 03/01/14	11,619,361
2,775,000	C	Wellpoint, Inc., 6.000%, due 02/15/14	2,779,873
			14,399,234
		Insurance: 1.0%
10,157,000	@@, C	Aegon NV, 2.568%, due 12/31/49	2,444,028
8,012,000		American International Group, Inc., 5.850%, due 01/16/18	3,140,752
4,824,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	3,875,225
9,940,000	C	Metlife, Inc., 7.717%, due 02/15/19	8,927,531
2,288,000		Prudential Financial, Inc., 5.700%, due 12/14/36	1,101,523
4,220,000		Prudential Financial, Inc., 6.000%, due 12/01/17	2,791,112
7,923,000		Prudential Financial, Inc., 6.625%, due 12/01/37	4,296,730
2,275,000	@@, C	XL Capital, Ltd., 6.500%, due 12/31/49	432,589
			27,009,490
		Media: 3.7%
2,270,000	C	Comcast Corp., 5.300%, due 01/15/14	2,206,109
3,261,000	C	Comcast Corp., 5.700%, due 05/15/18	3,063,970
4,477,000	C	Comcast Corp., 5.850%, due 11/15/15	4,301,014
2,093,000	C	Comcast Corp., 5.900%, due 03/15/16	2,024,592
3,514,000	C	Comcast Corp., 6.300%, due 11/15/17	3,424,790
3,373,000	C	Comcast Corp., 6.500%, due 01/15/17	3,344,016
10,411,000	#, C	COX Communications, Inc., 6.250%, due 06/01/18	9,263,968
3,855,000	#, C	COX Communications, Inc., 6.950%, due 06/01/38	3,121,528
7,667,000	#, C	Cox Communications, Inc., 8.375%, due 03/01/39	7,212,385
3,376,000	#, C	Cox Enterprises, Inc., 7.375%, due 07/15/27	2,784,906
5,290,000	C	News America, Inc., 6.150%, due 03/01/37	3,867,625
4,379,000	C	News America, Inc., 6.650%, due 11/15/37	3,290,078
9,094,000	#, C	News America, Inc., 6.900%, due 03/01/19	8,500,235
1,133,000	C	Time Warner Cable, Inc., 6.200%, due 07/01/13	1,103,973
6,568,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	6,175,726
11,237,000	C	Time Warner Cable, Inc., 8.750%, due 02/14/19	11,951,595
1,865,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	1,768,731
7,923,000	C	Time Warner, Inc., 5.500%, due 11/15/11	7,821,594
7,139,000	C	Time Warner, Inc., 7.700%, due 05/01/32	6,435,873
10,757,000	C	Viacom, Inc., 6.875%, due 04/30/36	7,868,057
			99,530,765
		Miscellaneous Manufacturing: 0.6%
9,100,000		General Electric Co., 5.250%, due 12/06/17	8,430,067
8,763,000	@@, C	Tyco International Finance, 8.500%, due 01/15/19	9,060,057
			17,490,124
		Oil & Gas: 0.4%
3,266,000	C	Hess Corp., 8.125%, due 02/15/19	3,372,521
5,618,000	C	Marathon Oil Corp., 6.500%, due 02/15/14	5,709,736
2,793,000	C	Marathon Oil Corp., 7.500%, due 02/15/19	2,818,777
			11,901,034
		Oil & Gas Services: 0.1%
3,301,000	@@, C	Weatherford International, Ltd., 9.625%, due 03/01/19	3,419,714
			3,419,714

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Pharmaceuticals: 0.8%
$3,027,000	C	Novartis Capital Corp., 4.125%, due 02/10/14	$3,096,660
3,145,000	@@, C	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	3,199,333
8,943,000	C	Pfizer, Inc., 6.200%, due 03/15/19	9,548,513
4,291,000	C	Pfizer, Inc., 7.200%, due 03/15/39	4,616,438
			20,460,944
		Pipelines: 0.8%
5,758,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	5,945,538
4,845,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	5,153,501
1,893,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,912,831
2,106,000	@@, C	Trans-Canada Pipelines, 7.125%, due 01/15/19	2,201,297
2,337,000	@@, C	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,317,573
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,828,300
1,848,000	#	Williams Companies, Inc., 8.750%, due 01/15/20	1,841,927
			22,200,967
		Real Estate: 0.2%
3,933,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,927,311
			3,927,311
		Retail: 0.6%
3,244,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	3,168,499
4,098,000	C	CVS Caremark Corp., 6.600%, due 03/15/19	4,137,902
5,487,534	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	4,134,445
4,822,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	4,506,106
			15,946,952
		Telecommunications: 3.8%
6,783,000	C	AT&T, Inc., 6.550%, due 02/15/39	6,171,017
10,791,000	C	AT&T, Inc., 6.700%, due 11/15/13	11,536,820
6,675,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	5,282,308
1,938,000	@@, C	British Telecommunications PLC, 5.150%, due 01/15/13	1,800,181
9,754,000	@@, C	British Telecommunications PLC, 5.950%, due 01/15/18	7,951,432
4,218,000		Cisco Systems, Inc., 4.950%, due 02/15/19	4,157,948
5,196,000	C	Cisco Systems, Inc., 5.900%, due 02/15/39	4,790,120
2,292,000	@@, C	Deutsche Telekom International Finance, 5.250%, due 07/22/13	2,287,194
1,839,000	@@, C	Deutsche Telekom International Finance BV, 5.875%, due 08/20/13	1,872,330
3,942,000	C	Embarq Corp., 6.738%, due 06/01/13	3,679,159
975,000	C	Embarq Corp., 7.995%, due 06/01/36	732,903
3,282,000	@@, C	Telefonica Emisones SAU, 5.855%, due 02/04/13	3,401,409
5,439,000	@@, C	Telefonica Emisones SAU, 6.421%, due 06/20/16	5,631,644
6,631,000	C	Verizon Communications, Inc., 7.350%, due 04/01/39	6,478,162
8,222,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	9,475,682
9,387,000	#, C	Verizon Wireless, 8.500%, due 11/15/18	10,741,065
15,849,000	#, C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	15,878,860
			101,868,234
		Transportation: 1.1%
5,315,000	C	CSX Corp., 6.250%, due 04/01/15	4,837,495
7,491,000	C	CSX Corp., 7.450%, due 04/01/38	6,174,210
5,856,000	C	Union Pacific Corp., 5.125%, due 02/15/14	5,824,957
5,107,000	C	Union Pacific Corp., 5.700%, due 08/15/18	4,869,678
8,373,000	C	Union Pacific Corp., 7.875%, due 01/15/19	9,249,913
			30,956,253
		Total Corporate Bonds/Notes
		(Cost $992,018,880)	872,778,792
U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.3%
		Federal Home Loan Mortgage Corporation##: 11.2%
15,716,589	C, S	0.906%, due 05/15/33	15,289,667
3,854,949	C, S	1.206%, due 04/15/32	3,779,954
1,040,977	S	4.969%, due 04/01/35	1,067,482
64,519,753	C, S	5.000%, due 08/15/16-02/15/35	67,402,467
82,511,000	W	5.000%, due 05/01/37	84,844,494
67,141	S	5.062%, due 11/01/35	69,292
85,511,484	C, S	5.500%, due 08/15/20-08/15/33	88,894,749
87,636	S	5.696%, due 03/01/36	90,849
190,691	S	5.840%, due 12/01/37	197,286
13,707,232	C, S	6.000%, due 01/15/29	14,478,750
13,263,084	S	6.000%, due 02/01/29-02/01/36	13,931,456
4,100,000	W	6.000%, due 05/01/37	4,274,890
7,600,000	W	6.500%, due 04/15/34	8,012,064
1,216,668	S	7.000%, due 09/01/26-11/01/31	1,298,053
421,698	S	7.500%, due 11/01/28	460,248
			304,091,701
		Federal National Mortgage Association##: 20.5%
2,134,273	S	0.772%, due 07/25/36	2,069,121
361,261	S	0.872%, due 08/25/33	350,451
9,941,000	W	4.000%, due 04/25/39	9,994,588
4,431,000	W	4.500%, due 05/01/24	4,550,083
1,196,906	S	4.956%, due 04/01/35	1,224,484
20,353,137	S	5.000%, due 02/25/29-01/01/36	21,091,388
76,238,000	W	5.000%, due 05/01/37	78,465,598
1,371,069	S	5.027%, due 07/01/35	1,412,702
879,601	S	5.221%, due 08/01/35	907,790
207,590,459		5.500%, due 05/01/37-01/01/39	214,993,849
16,806,188	S	5.500%, due 11/01/16-06/01/37	17,519,600
39,448,650	S	6.000%, due 06/01/16-08/01/38	41,436,079

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$111,870,000	W	6.000%, due 05/01/37	$116,572,008
6,605,315	S	6.500%, due 01/01/23-09/01/37	6,972,395
30,744,000	W	6.500%, due 05/01/37	32,266,812
2,616,122	S	7.000%, due 08/01/25-06/01/31	2,825,965
1,250,630	C, S	7.500%, due 01/25/48	1,340,704
244,767	S	7.500%, due 11/01/29-09/01/31	265,142
183,465	S	10.000%, due 02/25/19	209,068
			554,467,827
		Government National Mortgage Association: 5.6%
48,291	S	4.125%, due 12/20/29	48,506
26,235,000	W	4.500%, due 05/15/39	26,751,515
26,000,000	W	5.000%, due 05/15/35	26,865,306
71,595	S	5.375%, due 04/20/28	72,951
34,319,000	W	5.500%, due 04/01/39	35,718,563
43,110,000		6.000%, due 04/01/39	45,043,225
13,408,000		6.500%, due 04/01/39	14,067,928
2,037,705	S	6.500%, due 01/15/29-01/15/32	2,169,852
641,496	S	7.000%, due 04/15/26-05/15/32	687,663
1,108,736	S	7.500%, due 04/15/22-06/15/32	1,192,958
			152,618,467
		Total U.S. Government Agency Obligations
		(Cost $997,099,230)	1,011,177,995
U.S. TREASURY OBLIGATIONS: 37.6%
		U.S. Treasury Bonds: 9.3%
91,924,000	S, L	2.750%, due 02/15/19	92,455,596
88,621,000		4.500%, due 05/15/38	103,492,756
38,682,000	S	8.125%, due 08/15/19	56,101,007
			252,049,359
		U.S. Treasury Notes: 28.3%
275,724,000	S	0.875%, due 02/28/11	276,336,934
52,347,000	S	1.375%, due 03/15/12	52,727,353
1,483,000		1.750%, due 03/31/14	1,488,563
433,367,000	S	1.875%, due 02/28/14	438,243,679
			768,796,529
		Total U.S. Treasury Obligations
		(Cost $1,012,702,342)	1,020,845,888
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.1%
3,246,000	C, S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	3,225,763
			3,225,763
		Home Equity Asset-Backed Securities: 0.8%
1,253,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	300,497
8,215,924	C, S	GSAA Trust, 5.242%, due 06/25/34	7,911,290
3,328,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	783,565
350,262	C, S	Merrill Lynch Mortgage Investors Trust, 0.882%, due 07/25/34	188,606
2,587,318	C, S	Morgan Stanley Capital, Inc., 1.722%, due 06/25/33	1,522,462
9,285,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	4,828,082
247,806	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	236,133
3,393,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	2,482,008
4,000,000	C, S	Specialty Underwriting & Residential Finance, 0.722%, due 12/25/36	3,036,788
1,170,344	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	1,087,583
500,000	C, S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	430,831
			22,807,845
		Other Asset-Backed Securities: 0.8%
274,483	C, S	Amortizing Residential Collateral Trust, 0.772%, due 05/25/32	113,010
2,987,508	C, S	Bear Stearns Asset-Backed Securities, Inc., 0.902%, due 06/25/36	1,446,125
1,178,560	C, S	Bear Stearns Asset-Backed Securities, Inc., 0.922%, due 07/25/36	253,158
579,693	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	592,886
435,280	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.822%, due 07/25/33	345,746
22,342	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	19,908
85,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	34,188
5,472,498	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	4,762,750
2,668,682	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	2,023,899
3,360,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	2,648,100
2,876,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,686,955
2,679,942	C, S	Equity One, Inc., 5.050%, due 09/25/33	1,994,830
540,044	C, S	Fannie Mae, 0.662%, due 04/25/35	488,832
2,201,330	C, S	First Horizon Asset Back Trust, 0.652%, due 09/25/29	1,102,908
6,265,000	#, C, S	Hudson Mezzanine Funding, 1.314%, due 06/12/42	3,133
2,161,761	C, S	Lehman XS Trust, 0.802%, due 08/25/35	976,178
849,707	C, S	Merrill Lynch Mortgage Investors Trust, 0.702%, due 09/25/36	204,331
999,636	C, S	Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	512,543
31,464	C, S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	29,514
46,735	C, S	Residential Asset Mortgage Products, Inc., 1.142%, due 06/25/33	31,732
2,532,564	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	1,790,798
			21,061,524
		Total Asset-Backed Securities
		(Cost $73,469,515)	47,095,132

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
		Other Asset-Backed Securities (continued)
$753,047	C, S	American Home Mortgage Assets, 2.423%, due 02/25/47	$118,988
8,675,184	C, S	American Home Mortgage Assets, 2.553%, due 11/25/46	2,575,065
4,326,873	C, S	American Home Mortgage Assets, 2.633%, due 09/25/46	1,023,476
4,498,246	C, S	American Home Mortgage Investment Trust, 0.812%, due 11/25/45	1,830,773
15,332,271	C, S	American Home Mortgage Investment Trust, 0.902%, due 11/25/45	3,270,154
8,757,443	C, S	Banc of America Alternative Loan Trust, 6.251%, due 11/25/21	6,138,228
7,712,442	C, S	Banc of America Alternative Loan Trust, 6.474%, due 04/25/37	3,893,409
136,614,336	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.288%, due 01/15/49	1,592,759
2,438,908	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	2,440,350
6,783,328	C, S	Banc of America Funding Corp., 0.755%, due 06/20/47	2,666,674
10,428,155	C, S	Banc of America Funding Corp., 5.255%, due 09/20/35	5,302,761
4,914,632	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	4,030,783
5,155,630	C, S	Banc of America Mortgage Securities, Inc., 5.169%, due 09/25/35	3,863,034
2,113,994	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	1,891,716
3,271,622	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	3,058,164
1,158,043	C, S	Bear Stearns Alternative-A Trust, 0.842%, due 07/25/34	571,789
329,519	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	328,600
2,713,103	C, S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	2,737,246
3,732,896	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	3,738,278
9,917,747	C, S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	7,354,273
5,717,529	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	5,206,137
1,960,032	C, S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	1,557,767
9,774,018	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	6,494,032
2,245,795	C, S	Countrywide Alternative Loan Trust, 0.762%, due 11/25/46	551,157
7,225,612	C, S	Countrywide Alternative Loan Trust, 2.513%, due 11/25/46	1,739,410
2,072,573	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,574,262
3,426,100	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.842%, due 04/25/35	506,742
3,907,372	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	2,993,091
1,240,712	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,192,471
832,574	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	797,502
1,000,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	894,132
1,211,648	C, S	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,076,935
3,454,067	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,651,475
299,360	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	298,821
47,317,000	W	Fannie Mae, 4.500%, due 05/15/35	48,218,957
3,000,000	S	Fannie Mae, 5.000%, due 05/25/32	3,114,717
9,798,419	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	6,756,259
3,296,536	C, S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	2,695,152
3,303,073	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,373,547
115,023,580	C, S, ^	GE Capital Commercial Mortgage Corp., 0.479%, due 06/10/48	1,232,179
500,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	484,691
613,289	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	613,003
3,283,790	C, S	GMAC Mortgage Corp. Loan Trust, 4.587%, due 10/19/33	2,693,424
7,019,014	C, S	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	6,202,377
4,528,778	C, S	GMAC Mortgage Corp. Loan Trust, 5.467%, due 11/19/35	2,734,860
210,398	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	200,333
109,151,171	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.322%, due 03/10/39	1,329,603
1,156,242	#, C, S	GSMPS Mortgage Loan Trust, 0.872%, due 01/25/35	932,716
2,673,308	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,380,386
6,415,895	C, S	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	4,210,117
914,558	C, S	Harborview Mortgage Loan Trust, 0.906%, due 01/19/35	382,454
630,501	C, S	Homebanc Mortgage Trust, 1.382%, due 08/25/29	319,802
15,000,000	C, S	JPMorgan Alternative Loan Trust, 0.692%, due 08/25/36	4,370,327
971,571	C, S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	555,761
343,618,328	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.038%, due 01/12/43	267,198
487,339	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	479,386
3,484,507	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	3,378,959
440,575	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	441,066
12,599,694	C, S	JPMorgan Mortgage Trust, 5.399%, due 11/25/35	9,570,859
27,983,565	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.505%, due 02/15/40	491,573
509,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	482,832
1,717,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,438,171
10,000,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	9,996,155
11,517,078	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	11,657,989
3,015,787	C, S	Luminent Mortgage Trust, 0.722%, due 10/25/46	1,244,698
340,334	C, S	MASTR Adjustable Rate Mortgages Trust, 2.373%, due 01/25/47	84,260
3,752,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	1,377,793
63,525	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	54,242
572,508	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	536,553
1,548,927	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,410,049
3,620,149	C, S	MASTR Reperforming Loan Trust, 0.882%, due 07/25/35	3,034,887
76,901,531	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.155%, due 11/12/35	237,426
100,925,545	S, ^	Merrill Lynch Mortgage Trust, 0.287%, due 10/12/41	1,351,221
19,233,711	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.539%, due 08/12/48	380,693
896,536	C, S	MLCC Mortgage Investors, Inc., 0.752%, due 04/25/29	614,684
418,518	C, S	MLCC Mortgage Investors, Inc., 0.842%, due 01/25/29	320,792
1,693,435	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,634,361
62,417	C, S	MortgageIT Trust, 0.892%, due 11/25/35	10,675
3,764,000	C, S	New York Mortgage Trust, Inc., 5.653%, due 05/25/36	2,086,070
1,804,000	C, S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,833,956
1,655,839	C, S	Prime Mortgage Trust, 1.022%, due 02/25/35	906,700
1,879,014	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	1,838,439
12,565,602	C, S	RAAC Series, 5.250%, due 09/25/34	12,599,278
1,544,642	C, S	Residential Accredit Loans, Inc., 0.752%, due 05/25/46	272,078

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$4,355,086	C, S	Residential Accredit Loans, Inc., 0.762%, due 04/25/46	$758,845
14,992,529	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	10,598,061
1,038,859	C, S	Residential Funding Mortgage Securities I, 0.972%, due 05/25/33	715,618
596,357	C, S	Sequoia Mortgage Trust, 0.815%, due 01/20/35	325,496
737,270	C, S	Structured Adjustable Rate Mortgage Loan Trust, 0.832%, due 07/25/35	301,393
1,164,034	C, S	Structured Asset Mortgage Investments, Inc., 0.796%, due 04/19/35	589,420
5,407,290	C, S	Structured Asset Mortgage Investments, Inc., 4.138%, due 12/27/35	1,633,268
1,120,832	C, S	Structured Asset Securities Corp., 5.500%, due 07/25/33	1,056,398
1,787,523	C, S	Thornburg Mortgage Securities Trust, 0.872%, due 12/25/33	1,372,447
1,844,129	C, S	Thornburg Mortgage Securities Trust, 0.892%, due 09/25/44	1,487,599
7,109,172	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.812%, due 09/25/46	1,134,303
845,660	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.832%, due 01/25/45	339,956
1,085,222	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.842%, due 08/25/45	463,325
814,564	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.920%, due 06/25/44	437,313
1,576,524	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.922%, due 08/25/45	541,102
6,936,626	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.333%, due 03/25/47	2,216,575
12,381,090	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.373%, due 01/25/47	3,847,711
5,061,403	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.383%, due 06/25/47	859,059
8,494,902	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.393%, due 04/25/47	2,301,559
12,317,608	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.403%, due 04/25/47	4,886,537
4,419,920	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.403%, due 05/25/47	1,206,370
698,883	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.443%, due 12/25/46	131,338
4,613,717	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.442%, due 07/25/47	1,709,636
10,923,425	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.443%, due 07/25/47	2,607,933
7,425,071	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.472%, due 11/25/46	2,327,896
1,387,864	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.473%, due 11/25/46	321,600
3,958,170	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.593%, due 09/25/46	1,267,231
6,140,662	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.603%, due 05/25/46	1,632,819
783,771	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.603%, due 06/25/46	250,518
9,174,158	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.623%, due 06/25/46	3,094,381
1,602,578	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.133%, due 11/25/46	304,490
1,979,100	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.705%, due 01/25/47	772,686
4,782,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.789%, due 06/25/34	4,694,775
1,399,199	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.955%, due 10/25/46	549,354
3,665,785	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.490%, due 01/25/37	1,899,884
2,989,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.813%, due 10/25/36	1,385,150
3,152,338	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	2,667,822
6,983,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.581%, due 06/25/35	6,948,513
8,712,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.783%, due 07/25/34	7,100,706
3,584,295	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.886%, due 08/25/34	3,058,529
5,685,671	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	5,022,810
9,022,148	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.116%, due 03/25/36	6,027,962
27,274	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.259%, due 10/25/35	20,777
9,606,828	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	6,758,743
6,952,916	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.925%, due 11/25/36	4,411,659
8,055,082	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.937%, due 10/25/36	4,516,539
8,484,596	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	6,830,398
		Total Collateralized Mortgage Obligations
		(Cost $544,127,194)	361,180,666
MUNICIPAL BONDS: 0.4%
		California: 0.2%
6,661,000	C, S	City of San Diego, 7.125%, due 06/01/32	4,188,170
			4,188,170
		Michigan: 0.2%
10,370,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	5,493,300
			5,493,300
		Total Municipal Bonds
		(Cost $17,075,638)	9,681,470

Shares			Value
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
8,933	#, P	Zurich RegCaPS Funding Trust	$5,823,199
			5,823,199
		Insurance: 0.0%
54,467	@@, P	Aegon NV	348,589
			348,589
		Total Preferred Stock
		(Cost $9,772,804)	6,171,788
		Total Long-Term Investments
		(Cost $3,646,265,603)	3,328,931,731
SHORT-TERM INVESTMENTS: 3.0%
		Affiliated Mutual Fund: 1.1%
29,301,000	S	ING Institutional Prime Money Market Fund - Class I	29,301,000
		Total Mutual Fund
		(Cost $29,301,000)	29,301,000

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Commercial Paper: 1.1%
$25,000,000	#, S	Concord Minutemen Capital Co., LLC, 0.600%, due 04/01/09		$24,999,583
6,670,000	S	Kraft Foods, Inc., 0.430%, due 04/27/09		6,667,059
		Total Commercial Paper
		(Cost $31,666,642)		31,666,642
		U.S. Treasury Bills: 0.3%
1,000,000		0.150%, due 05/15/09		999,816
7,000,000		0.360%, due 09/24/09		6,987,512
		Total U.S. Treasury Bills
		(Cost $7,987,328)		7,987,328
		Securities Lending Collateral(cc): 0.5%
15,271,987		Bank of New York Mellon Corp. Institutional Cash Reserves		13,430,475
		Total Securities Lending Collateral
		(Cost $15,271,987)		13,430,475
		Total Short-Term Investments
		(Cost $84,226,957)		82,385,445
		Total Investments in Securities
		(Cost $3,730,492,560)*	125.7%	$3,411,317,176
		Other Assets and Liabilities - Net	(25.7)	(698,253,193)
		Net Assets	100.0%	$2,713,063,983

	@@	Foreign Issuer
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	±	Defaulted security
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		As of March 31, 2009, the Portfolio has pledged cash collateral of $2,190,000 for various derivative contracts.
	*	Cost for federal income tax purposes is $3,732,262,858.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$44,885,344
		Gross Unrealized Depreciation		(365,831,026)
		Net Unrealized Depreciation		$(320,945,682)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates,  prepayment speeds, credit risk, etc.)

•                Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the  fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$29,301,000	$(4,056,578)
Level 2- Other Significant Observable Inputs	3,372,031,790	(6,438,079)
Level 3- Significant Unobservable Inputs	9,984,386	—
Total	$3,411,317,176	$(10,494,657)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$44,415,763	$—
Net Purchases/(Sales)	(28,531,554)	—
Accrued Discounts/(Premiums)	(162,914)	—
Total Realized Gain/(Loss)	(26,690,463)	—
Total Unrealized Appreciation/(Depreciation)	20,834,566	—
Net Transfers In/(Out) of Level 3	118,988	—
Balance at 03/31/09	$9,984,386	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009	Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Credit Contracts	$8,235,004	Credit Contracts	$11,152,694
Foreign Exchange Contracts	2,292,793	Foreign Exchange Contracts	5,813,182
Interest Rate Contracts	521,638	Interest Rate Contracts	4,578,216

Total	$11,049,435		$21,544,092

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING VP Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 22,475,412	BUY	4/15/09	30,311,015	29,859,919	$(451,096)
EU Euro
EUR 22,392,788	BUY	4/15/09	30,200,257	29,750,149	(450,108)
EU Euro
EUR 11,379,625	BUY	4/20/09	15,354,869	15,118,340	(236,529)
EU Euro
EUR 11,379,625	BUY	4/20/09	15,354,756	15,118,340	(236,416)
EU Euro
EUR 11,057,022	BUY	4/20/09	15,115,856	14,689,748	(426,108)
EU Euro
EUR 11,057,022	BUY	4/20/09	15,115,635	14,689,748	(425,887)
British Pound
GBP 20,484,300	BUY	4/15/09	28,800,700	29,393,035	592,335
British Pound
GBP 9,797,672	BUY	4/15/09	13,792,300	14,058,733	266,433
British Pound
GBP 9,805,263	BUY	4/15/09	13,792,200	14,069,625	277,425
					$(1,089,951)

EU Euro
EUR 22,434,100	SELL	4/15/09	28,203,926	29,805,034	$(1,601,108)
EU Euro
EUR 22,434,100	SELL	4/15/09	28,197,039	29,805,034	(1,607,995)
EU Euro
EUR 22,436,647	SELL	4/20/09	30,388,621	29,808,088	580,533
EU Euro
EUR 11,057,022	SELL	4/20/09	14,983,813	14,689,748	294,065
EU Euro
EUR 11,379,625	SELL	4/20/09	15,400,342	15,118,340	282,002
British Pound
GBP 19,894,263	SELL	4/15/09	28,358,277	28,546,388	(188,111)
British Pound
GBP 20,192,971	SELL	4/15/09	28,785,181	28,975,005	(189,824)
					$(2,430,438)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Open Futures Contracts on March 31, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	575	06/30/09	$521,638
			$521,638

Short Contracts
U.S. Treasury 10-Year Note	542	06/19/09	$(1,877,186)
U.S. Treasury Long Bond	811	06/19/09	(2,701,030)
			$(4,578,216)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Darden Restaurants Inc. 6.000%, 08/15/35	Buy	(1.650)	06/20/13	USD	1,500,000	$8,258	$—	$8,258
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	2,758,500	351,380	—	351,380
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	9,850,000	1,500,731	—	1,500,731
Barclays Bank PLC	Gap Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	3,711,000	(96,384)	—	(96,384)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,711,000	489,841	517,419	(27,578)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	3,460,000	990,561	1,004,214	(13,653)
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	13,751,000	3,936,762	2,171,934	1,764,828
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	5,813,000	957,471	—	957,471
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	6,456,000	(22,250)	—	(22,250)
Citibank N.A., New York	Weyerhaeuser Co. 7.125%, 07/15/23	Buy	(3.150)	12/20/13	USD	9,369,000	(505,879)	—	(505,879)
							$7,610,491	$3,693,567	$3,916,924

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	8.94	USD	2,761,000	$(354,496)	$—	$(354,496)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	52.05	USD	1,710,000	(1,102,496)	(575,383)	(527,113)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	52.05	USD	3,460,000	(2,230,782)	(1,270,035)	(960,747)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	52.05	USD	3,435,000	(2,214,663)	(1,141,183)	(1,073,480)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	52.05	USD	6,874,000	(4,431,906)	(1,146,049)	(3,285,857)
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	1.78	USD	5,906,000	(193,838)	—	(193,838)
								$(10,528,181)	$(4,132,650)	$(6,395,531)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009